PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 28, 2019	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets		$ 4	$ 49
Depreciation, right-of-use assets		(21)	(25)
Right-of-use assets		50	75	$ 85
Additions other than through business combinations, property, plant and equipment		2,188	5,127
Expense relating to short-term leases for which recognition exemption has been used		14	56
Expense relating to variable lease payments not included in measurement of lease liabilities		35	97
MIning property costs subject to depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		259	3,458
MIning property costs subject to depreciation | Revision of LOM Plan
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated expense decrease		170	49
Construction activities
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		$ 223	383
Turquoise Ridge
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment			$ 3,422
KCGM [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of Ownership Interest Sold	50.00%